September 1, 2016 VIA EDGAR	Marguerite Laurent meg.laurent@klgates.com T +1 202 778 9403

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1520

Harris Associates Investment Trust

—Oakmark Fund

—Oakmark Select Fund

—Oakmark Equity and Income Fund

—Oakmark Global Fund

—Oakmark International Fund

—Oakmark International Small Cap Fund

—Oakmark Global Select Fund

File Nos. 033-38953; 811-06279

Re:                             Post-Effective Amendment No. 52

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Harris Associates Investment Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (“PEA 52”) on behalf of its series listed above.  PEA 52 includes the prospectus (the “Prospectus”) and statement of additional information (the “SAI”) relating to the series of the Registrant listed above and for the existing classes of each series and new classes of each series, as discussed below.  This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

The primary purpose of this filing is to add Advisor Class shares and Institutional Class shares as new classes of shares for each series listed above.

Other than disclosure with respect to the new Advisor Class shares and Institutional Class shares, changes to reflect that Class I (an existing share class for each series listed above) is being re-named Investor Class, disclosure relating to a pending exemptive relief application for Interfund Lending filed with the SEC on June 21, 2016, and changes to each

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Fund’s fundamental investment restrictions that were recently approved by shareholder vote as described in a definitive proxy statement filed with the SEC on February 26, 2016, PEA 52 does not otherwise differ in any significant way from the Registrant’s currently effective Registration Statement.

Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 52 will become effective on November 20, 2016.  The Registrant respectfully requests that the Staff furnish it with any comments on PEA 52 by October 14, 2016.

Please contact me at (202) 778-9403 or Ndenisarya M. Bregasi at (202) 778-9021 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Marguerite W. Laurent

Marguerite W. Laurent